J.P. MORGAN EXCHANGE-TRADED FUND TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10172

June 4, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

RE:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of

JPMorgan Flexible Debt ETF (the “Fund”)

Registration Statement on Form N-14

Ladies and Gentlemen:

We hereby submit for filing with the Securities and Exchange Commission (the “SEC”) the Trust’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Registration Statement”). The Registration Statement includes an Information Statement/Prospectus and Statement of Additional Information relating to the conversion of the JPMorgan Unconstrained Debt Fund, a series of JPMorgan Trust I (the “Target Fund”) into an exchange-traded fund, which would be effected through the reorganization of the Target Fund into the Fund (such reorganization, the “Reorganization”).

No shareholder vote is required to complete the Reorganization. The Fund is a newly-formed “shell” fund that has not yet commenced operations, and therefore, will have no performance history prior to the Reorganization. The Fund has been organized solely in connection with the Reorganization to acquire the assets and liabilities of the Target Fund and continue the business of the Target Fund. Therefore, after the Reorganization, the Target Fund will be the accounting and performance survivor.

Pursuant to Rule 488, the Registration Statement designates an effective date of July 4, 2025. No fees are required in connection with this filing. Please contact Zach Vonnegut-Gabovitch (zach.vonnegut-gabovitch@jpmorgan.com; 212-270-8230) of JPMorgan or Allison M. Fumai (allison.fumai@dechert.com; 212.698.3526) of Dechert LLP, counsel to the Trust, if you have any questions.

Very truly yours,

/s/ Zach Vonnegut-Gabovitch
Zach Vonnegut-Gabovitch
Assistant Secretary to the Trust